INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 – INVENTORIES

The Company uses a perpetual inventory system and periodic physical test counts to determine inventory amounts at interim balance sheet dates. Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis.

	September 30, 2012 (Unaudited)	December 31, 2011
Raw materials	$101,080	$76,381
Work in process	385,571	446,538
Finished goods	46,504	106,625
Reserve for obsolescence	(120,000)	(101,535)
Total	$413,155	$528,009

NOTE 3 - INVENTORIES

Inventories consist of the following at December 31:

	2011	2010
Raw materials	$76,381	$85,711
Work in process	446,538	394,540
Finished goods	106,625	221,791
Reserve for obsolescence	(101,535)	(133,000)
Total	$528,009	$569,042